Other (Textual) (Details)	Dec. 31, 2013 Contract OptionPlan	Dec. 31, 2012 Contract OptionPlan	Dec. 31, 2011 OptionPlan Contract
Other Income and Expenses [Abstract]
Number of foreign currency option outstanding	0	0	0
Number of foreign forward contracts outstanding	0	0	0